Others - Schedule of Accounts Receivable (Details) - TWD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Accounts Receivable [Abstract]
Balance as beginning	$ 23	$ 8
Reversal of impairment loss
Balance as ending	$ 23	$ 8